Offerings - Offering: 1	Aug. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,679,357
Proposed Maximum Offering Price per Unit	156.4
Maximum Aggregate Offering Price	$ 1,044,651,434.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 159,936.14
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall
also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2012 Employee Stock Purchase Plan, as amended and restated (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)	Represents an automatic annual increase on August 1, 2025 to the number of shares of common stock reserved for issuance under the Plan, which increase is provided for in the Plan.
(3)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $156.40 per share, which is 85% of the average of the high and low prices of the Registrant’s common stock as reported on The NASDAQ Global Select Market on August 25, 2025. Pursuant to the Plan, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of the Registrant’s common stock on the Enrollment Date (as defined in the Plan) or on the Exercise Date (as defined in the Plan), whichever is lower.